Fair value of financial instruments	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Fair value of financial instruments
Note 3    Fair value of financial instruments

Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. For measurement purposes, they are carried at fair value when conditions requiring separation are met.

	As at October 31, 2020
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$21,603	$–	$–	$17,410	$17,410	$39,013	$39,013
Securities
Trading	126,027	10,044	–	–	–	–	136,071	136,071
Investment, net of applicable allowance	–	–	81,395	525	57,823	58,627	139,743	140,547
	126,027	10,044	81,395	525	57,823	58,627	275,814	276,618
Assets purchased under reverse repurchase agreements and securities borrowed	264,394	–	–	–	48,621	48,621	313,015	313,015
Loans, net of applicable allowance
Retail	–	253	260	–	454,429	462,884	454,942	463,397
Wholesale	6,197	2,363	744	–	196,746	198,753	206,050	208,057
	6,197	2,616	1,004	–	651,175	661,637	660,992	671,454
Other
Derivatives	113,488	–	–	–	–	–	113,488	113,488
Other assets (1)	3,414	–	–	–	57,065	57,065	60,479	60,479
Financial liabilities
Deposits
Personal	$104	$17,096			$325,852	$324,804	$343,052	$342,004
Business and government (2)	389	107,466			516,456	518,501	624,311	626,356
Bank (3)	–	18,015			26,507	26,518	44,522	44,533
	493	142,577			868,815	869,823	1,011,885	1,012,893
Other
Obligations related to securities sold short	29,285	–			–	–	29,285	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	–	255,922			18,309	18,309	274,231	274,231
Derivatives	109,927	–			–	–	109,927	109,927
Other liabilities (4)	80	86			65,712	65,719	65,878	65,885
Subordinated debentures	–	–			9,867	10,071	9,867	10,071

	As at October 31, 2019
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$22,283	$–	$–	$16,062	$16,062	$38,345	$38,345
Securities
Trading	137,600	8,934	–	–	–	–	146,534	146,534
Investment, net of applicable allowance	–	–	57,223	463	44,784	45,104	102,470	102,790
	137,600	8,934	57,223	463	44,784	45,104	249,004	249,324
Assets purchased under reverse repurchase agreements and securities borrowed	246,068	–	–	–	60,893	60,894	306,961	306,962
Loans, net of applicable allowance
Retail	275	242	95	–	423,469	424,416	424,081	425,028
Wholesale	7,055	1,856	451	–	185,413	184,645	194,775	194,007
	7,330	2,098	546	–	608,882	609,061	618,856	619,035
Other
Derivatives	101,560	–	–	–	–	–	101,560	101,560
Other assets (1)	3,156	–	–	–	50,375	50,375	53,531	53,531
Financial liabilities
Deposits
Personal	$140	$17,394			$277,198	$277,353	$294,732	$294,887
Business and government (2)	151	111,389			453,942	452,536	565,482	564,076
Bank (3)	–	3,032			22,759	22,773	25,791	25,805
	291	131,815			753,899	752,662	886,005	884,768
Other
Obligations related to securities sold short	35,069	–			–	–	35,069	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,612			7,974	7,974	226,586	226,586
Derivatives	98,543	–			–	–	98,543	98,543
Other liabilities (4)	(1,209)	91			61,039	61,024	59,921	59,906
Subordinated debentures	–	–			9,815	9,930	9,815	9,930

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Financial assets designated as fair value through profit or loss
For our financial assets designated as FVTPL, we measure the change in fair value attributable to changes in credit risk as the difference between the total change in the fair value of the instrument during the period and the change in fair value calculated using the appropriate risk-free yield curves. For the year ended October 31, 2020, the change in fair value during the period attributable to changes in credit risk for positions still held was a loss of $379 million and the cumulative change in fair value attributable to changes in credit risk for positions still held was a loss of $442 million. For the year ended October 31, 2019 there was no significant change in the fair value of the loans and receivables designated as FVTPL attributable to changes in credit risk. As at October 31, 2020, the extent to which credit derivatives or similar instruments mitigate the maximum exposure to credit risk was $520 million (October 31, 2019 – $514 million).
Financial liabilities designated as fair value through profit or loss
For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the instrument to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2020 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$17,279	$17,096	$(183)	$67	$89
Business and government (3)	106,153	107,466	1,313	281	491
Bank (4)	18,016	18,015	(1)	–	–
	141,448	142,577	1,129	348	580
Obligations related to assets sold under repurchase agreements and securities loaned	255,908	255,922	14	8	8
Other liabilities	86	86	–	–	–
	$397,442	$398,585	$1,143	$356	$588

	As at or for the year ended October 31, 2019 (1)

(Millions of Canadian dollars)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
				During the period	Cumulative (2)
Term deposits
Personal	$17,307	$17,394	$87	$3	$22
Business and government (3)	110,763	111,389	626	(76)	210
Bank (4)	3,031	3,032	1	–	–
	131,101	131,815	714	(73)	232
Obligations related to assets sold under repurchase agreements and securities loaned	218,604	218,612	8	–	–
Other liabilities	91	91	–	–	–
	$349,796	$350,518	$722	$(73)	$232

(1)	There are no significant changes in fair value attributable to changes in credit risk included in net income for positions still held.
(2)
The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2020, $2 million of fair value gains previously included in OCI relate to financial liabilities derecognized during the year (October 31, 2019 – $4 million of fair value losses).

(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.

Net gains (losses) from financial instruments classified and designated as fair value through profit or loss
Financial instruments classified as FVTPL, which includes mainly trading securities, derivatives, trading liabilities, and financial assets and liabilities designated as FVTPL are measured at fair value with realized and unrealized gains and losses recognized in
Non-interest
income.

	For the year ended

(Millions of Canadian dollars)	October 31 2020	October 31 2019
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$(69)	$3,564
Designated as fair value through profit or loss (3)	1,533	(1,821)
	$1,464	$1,743
By product line (1)
Interest rate and credit (4)	$1,490	$1,534
Equities	(501)	(144)
Foreign exchange and commodities	475	353
	$1,464	$1,743

(1)
Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Net gains from financial instruments designated as FVTPL of $329 million (October 31, 2019 – gains of $1,303 million).

(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 8 for net gains (losses) on these derivatives.
(3)
For the year ended October 31, 2020, $1,532 million of net fair value gains on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in
Non-interest
income (October 31, 2019 – losses of $1,810 million).

(4)	Includes gains (losses) recognized on cross currency interest rate swaps.

Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the year ended
(Millions of Canadian dollars)	October 31 2020	October 31 2019
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$8,480	$12,103
Financial instruments measured at fair value through other comprehensive income	957	1,132
Financial instruments measured at amortized cost	25,446	28,098
	34,883	41,333
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$6,065	$10,507
Financial instruments measured at amortized cost (3)	7,983	11,077
	14,048	21,584
Net interest income	$20,835	$19,749

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Interest income of $521 million (October 31, 2019 – $486 million), and Interest expense of $7 million (October 31, 2019 – $4 million).
(2)	Includes dividend income for the year ended October 31, 2020 of $2,670 million (October 31, 2019 – $2,057 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.
(3)	Includes interest expense on lease liabilities for the year ended October 31, 2020 of $123 million due to the adoption of IFRS 16.
Fee income arising from financial instruments
For the year ended October 31, 2020, we earned $5,134 million in fees from banking services (October 31, 2019 – $5,270 million). For the year ended October 31, 2020, we also earned $13,166 million in fees from investment management, trust, custodial, underwriting, brokerage and other similar fiduciary services to retail and institutional clients (October 31, 2019 – $12,117 million). These fees are included in
Non-interest
income.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	October 31, 2020						October 31, 2019
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$21,603	$–	$		$21,603	$–	$22,283	$–	$		$22,283
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	12,773	3,012	–			15,785	14,655	5,474	–			20,129
Provincial and municipal	–	11,562	–			11,562	–	11,282	–			11,282
U.S. state, municipal and agencies (1)	1,508	35,029	44			36,581	2,050	39,584	58			41,692
Other OECD government (2)	3,085	3,380	–			6,465	2,786	3,710	–			6,496
Mortgage-backed securities (1)	–	39	–			39	–	482	–			482
Asset-backed securities
Non-CDO securities (3)	–	526	2			528	–	1,333	2			1,335
Corporate debt and other debt	–	21,464	30			21,494	1	23,643	21			23,665
Equities	39,795	2,561	1,261			43,617	38,309	1,925	1,219			41,453
	57,161	77,573	1,337			136,071	57,801	87,433	1,300			146,534
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	647	1,894	–			2,541	–	657	–			657
Provincial and municipal	–	3,233	–			3,233	–	2,898	–			2,898
U.S. state, municipal and agencies (1)	160	38,364	–			38,524	210	20,666	–			20,876
Other OECD government	–	7,345	–			7,345	–	4,251	–			4,251
Mortgage-backed securities (1)	–	2,343	27			2,370	–	2,675	27			2,702
Asset-backed securities
CDO	–	7,414	–			7,414	–	7,300	–			7,300
Non-CDO securities	–	854	–			854	–	849	–			849
Corporate debt and other debt	–	18,954	160			19,114	–	17,537	153			17,690
Equities	38	152	335			525	42	127	294			463
	845	80,553	522			81,920	252	56,960	474			57,686
Assets purchased under reverse repurchase agreements and securities borrowed	–	264,394	–			264,394	–	246,068	–			246,068
Loans	–	8,747	1,070			9,817	–	9,294	680			9,974
Other
Derivatives
Interest rate contracts	1	53,720	501			54,222	1	46,095	349			46,445
Foreign exchange contracts	–	39,246	57			39,303	–	40,768	48			40,816
Credit derivatives	–	463	–			463	–	169	–			169
Other contracts	4,458	16,767	36			21,261	2,852	12,674	11			15,537
Valuation adjustments	–	(1,112)	8			(1,104)	–	(712)	15			(697)
Total gross derivatives	4,459	109,084	602			114,145	2,853	98,994	423			102,270
Netting adjustments					(657)	(657)					(710)	(710)
Total derivatives						113,488						101,560
Other assets	1,154	2,207	53			3,414	1,119	1,960	77			3,156
	$63,619	$564,161	$3,584		$(657)	$630,707	$62,025	$522,992	$2,954		$(710)	$587,261
Financial liabilities
Deposits
Personal	$–	$17,061	$139	$		$17,200	$–	$17,378	$156	$		$17,534
Business and government	–	107,855	–			107,855	–	111,540	–			111,540
Bank	–	18,015	–			18,015	–	3,032	–			3,032
Other
Obligations related to securities sold short	12,484	16,801	–			29,285	20,512	14,557	–			35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	255,922	–			255,922	–	218,612	–			218,612
Derivatives
Interest rate contracts	–	46,723	1,089			47,812	–	39,165	934			40,099
Foreign exchange contracts	–	38,210	35			38,245	–	40,183	27			40,210
Credit derivatives	–	531	–			531	–	282	–			282
Other contracts	5,734	18,041	337			24,112	2,675	15,776	206			18,657
Valuation adjustments	–	(84)	(32)			(116)	–	12	(7)			5
Total gross derivatives	5,734	103,421	1,429			110,584	2,675	95,418	1,160			99,253
Netting adjustments					(657)	(657)					(710)	(710)
Total derivatives						109,927						98,543
Other liabilities	118	10	38			166	102	(1,280)	60			(1,118)
	$18,336	$519,085	$1,606		$(657)	$538,370	$23,289	$459,257	$1,376		$(710)	$483,212

(1)	As at October 31, 2020, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $20,520 million and $nil (October 31, 2019 – $22,365 million and $nil), respectively, and in all fair value levels of Investment securities were $9,487 million and $2,137 million (October 31, 2019 – $6,474 million and $2,046 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.
Fair values of our significant assets and liabilities measured on a recurring basis are determined and classified in the fair value hierarchy table using the following valuation techniques and inputs.
Interest-bearing deposits with banks
The majority of our Interest-bearing deposits with banks are designated as FVTPL. These FVTPL deposits are composed of short-dated deposits placed with banks, and are included in Interest-bearing deposits with banks in the fair value hierarchy table. The fair values of these instruments are determined using the discounted cash flow method. The inputs to the valuation models include interest rate swap curves and credit spreads, where applicable. They are classified as Level 2 instruments in the hierarchy as the inputs are observable.
Government bonds (Canadian, U.S. and other OECD governments)
Government bonds are included in Canadian government debt, U.S. state, municipal and agencies debt, Other OECD government debt and Obligations related to securities sold short in the fair value hierarchy table. The fair values of government issued or guaranteed debt securities in active markets are determined by reference to recent transaction prices, broker quotes, or third-party vendor prices and are classified as Level 1 in the hierarchy. The fair values of securities that are not traded in active markets are based on either security prices, or valuation techniques using implied yields and risk spreads derived from prices of actively traded and similar government securities. Securities with observable prices or rate inputs as compared to transaction prices, dealer quotes or vendor prices are classified as Level 2 in the hierarchy. Securities where inputs are unobservable are classified as Level 3 in the hierarchy.
Corporate and U.S. municipal bonds
The fair values of corporate and U.S. municipal bonds, which are included in Corporate debt and other debt, U.S. state, municipal and agencies debt and Obligations related to securities sold short in the fair value hierarchy table, are determined using either recently executed transaction prices, broker quotes, pricing services, or in certain instances, the discounted cash flow method using rate inputs such as benchmark yields (Canadian Dealer Offered Rate, LIBOR and other similar reference rates) and risk spreads of comparable securities. Securities with observable prices or rate inputs are classified as Level 2 in the hierarchy. Securities where inputs are unobservable are classified as Level 3 in the hierarchy.
Asset-backed securities and Mortgage-backed securities
Asset-backed securities (ABS) and MBS are included in Asset-backed securities, Mortgage-backed securities, Canadian government debt, U.S. state, municipal and agencies debt, and Obligations related to securities sold short in the fair value hierarchy table. Inputs for valuation of ABS and MBS are, when available, traded prices, dealer or lead manager quotes, broker quotes and vendor prices of the identical securities. When prices of the identical securities are not readily available, we use industry standard models with inputs such as discount margins, yields, default, prepayment and loss severity rates that are implied from transaction prices, dealer quotes or vendor prices of comparable instruments. Where security prices and inputs are observable, ABS and MBS are classified as Level 2 in the hierarchy. Otherwise, they are classified as Level 3 in the hierarchy.
Equities
Equities consist of listed and unlisted common shares, private equities, mutual funds and hedge funds with certain redemption restrictions and are included in equities and obligations for securities sold short. The fair values of common shares are based on quoted prices in active markets, where available, and are classified as Level 1 in the hierarchy. Where quoted prices in active markets are not readily available, fair value is determined based on quoted market prices for similar securities or through valuation techniques, such as multiples of earnings and the discounted cash flow method with forecasted cash flows and discount rate as inputs. Private equities are classified as Level 3 in the hierarchy as their inputs are not observable. Hedge funds are valued using Net Asset Values (NAV). If we can redeem a hedge fund at NAV prior to the next quarter end, the fund is classified as Level 2 in the hierarchy. Otherwise, it is classified as Level 3 in the hierarchy.
Loans
Loans include base metal loans, corporate loans, banker acceptances and asset-backed financing loans. Fair values are determined based on market prices, if available, or discounted cash flow method using the following inputs: market interest rates, base metal commodity prices, market based spreads of assets with similar credit ratings and terms to maturity, LGD, expected default frequency implied from credit derivative prices, if available, and relevant pricing information such as contractual rate, origination and maturity dates, redemption price, coupon payment frequency and day count convention. Loans with market prices or observable inputs are classified as Level 2 in the hierarchy and loans with unobservable inputs that have significant impacts on the fair values are classified as Level 3 in the hierarchy.
Derivatives
The fair values of exchange-traded derivatives, such as interest rate and equity options and futures, are based on quoted market prices and are typically classified as Level 1 in the hierarchy. OTC derivatives primarily consist of interest rate contracts, foreign exchange contracts and credit derivatives. The exchange-traded or OTC interest rate, foreign exchange and equity derivatives are included in Interest rate contracts, Foreign exchange contracts and Other contracts, respectively, in the fair value hierarchy table. The fair values of OTC derivatives are determined using valuation models when quoted market prices or third-party consensus pricing information are not available. The valuation models, such as discounted cash flow method or Black-Scholes option model, incorporate observable or unobservable inputs for interest and foreign exchange rates, equity and commodity prices (including indices), credit spreads, corresponding market volatility levels, and other market-based pricing factors. Other adjustments to fair value include bid-offer, CVA, FVA, OIS, parameter and model uncertainties, and unrealized gain or loss at inception of a transaction. A derivative instrument is classified as Level 2 in the hierarchy if observable market inputs are available or the unobservable inputs are not significant to the fair value. Otherwise, it is classified as Level 3 in the hierarchy.
Securities borrowed or purchased under resale agreements and securities loaned or sold under repurchase agreements
In the fair value hierarchy table, these instruments are included in Assets purchased under reverse repurchase agreements and securities borrowed, and Obligations related to assets sold under repurchase agreements and securities loaned. The fair values of these contracts are determined using valuation techniques such as the discounted cash flow method using interest rate curves as inputs. They are classified as Level 2 instruments in the hierarchy as the inputs are observable.
Deposits
A majority of our deposits are measured at amortized cost but certain deposits are designated as FVTPL. These FVTPL deposits include deposits taken from clients, issuances of certificates of deposits and promissory notes, and interest rate and equity linked notes. The fair values of these instruments are determined using the discounted cash flow method and derivative option valuation models. The inputs to the valuation models include benchmark yield curves, credit spreads, interest rates, equity and interest rate volatility, dividends and correlation, where applicable. They are classified as Level 2 or 3 instruments in the hierarchy, depending on the significance of the unobservable credit spreads, volatility, dividend and correlation rates.

Quantitative information about fair value measurements using significant unobservable inputs (Level 3 Instruments)
The following table presents fair values of our significant Level 3 financial instruments, valuation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2020 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)

Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$1.33	$136.34	$94.23
	Corporate debt and other debt	33		Discounted cash flows	Credit spread	1.75%	14.10%	7.93%
	Loans	1,070			Credit enhancement	11.82%	15.75%	13.13%
	Derivative related liabilities		25
Government debt and municipal bonds				Price-based	Prices	$64.62	$64.62	$64.62
	Mortgage-backed securities	–		Discounted cash flows	Yields	4.21%	7.89%	5.88%
	Corporate debt and other debt	157
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	7.00X	15.38X	13.31X
	Equities	1,596		Price-based	P/E multiples	9.40X	33.47X	19.10X
	Derivative related liabilities		10	Discounted cash flows	EV/Rev multiples	1.61X	9.10X	2.04X
					Liquidity discounts (4)	10.00%	40.00%	16.40%
					Discount rate	10.52%	10.52%	10 . 52%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	1.20%	1.60%	Even
	Derivative related assets	540		Option pricing model	CPI swap rates	1.46%	1.83%	Even
	Derivative related liabilities		1,103		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.00%	11.38%	Lower
	Derivative related assets	36		Option pricing model	Equity (EQ)-EQ correlations	21.90%	97.00%	Middle
	Deposits		139		EQ-FX correlations	(71.40)%	45.10%	Middle
	Derivative related liabilities		238		EQ volatilities	9.00%	176.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	26
	Other assets	53
	Mortgage-backed securities	27
	U.S. state, municipal and agencies debt	44
	Derivative related liabilities		53
	Other liabilities		38
Total		$3,584	$1,606

As at October 31, 2019 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$20.00	$131.78	$110.30
	Corporate debt and other debt	24		Discounted cash flows	Credit spread	1.02%	11.34%	6.18%
	Loans	680			Credit enhancement	11.82%	15.75%	13.13%
	Derivative related liabilities		–
Government debt and municipal bonds				Price-based	Prices	$65.50	$100.00	$65.67
	Mortgage-backed securities	27		Discounted cash flows	Yields	4.70%	6.63%	5.80%
	Corporate debt and other debt	150
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	4.00X	24.90X	10.23X
	Equities	1,513		Price-based	P/E multiples	9.70X	29.90X	16.11X
	Derivative related liabilities		10	Discounted cash flows	EV/Rev multiples	0.90X	5.93X	3.55X
					Liquidity discounts (4)	10.00%	40.00%	17.64%
					Discount rate	10.00%	12.00%	10.45%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	1.27%	2.16%	Even
	Derivative related assets	380		Option pricing model	CPI swap rates	1.40%	2.00%	Even
	Derivative related liabilities		943		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.10%	8.77%	Lower
	Derivative related assets	11		Option pricing model	Equity (EQ)-EQ correlations	34.00%	95.40%	Middle
	Deposits		156		EQ-FX correlations	(71.40)%	30.50%	Middle
	Derivative related liabilities		180		EQ volatilities	4.00%	110.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	32
	Other assets	77
	Mortgage-backed securities	–
	U.S. state, municipal and agencies debt	58
	Derivative related liabilities		27
	Other liabilities		60
Total		$2,954	$1,376

(1)
The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.

(2)
Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.

(3)
The acronyms stand for the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).

(4)	Fair value of securities with liquidity discount inputs totalled $286 million (October 31, 2019 – $255 million).
(5)
NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.

(6)
The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.

(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)
Other primarily includes certain insignificant instruments such as auction rate securities, commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.

n.a.	not applicable
Sensitivity to unobservable inputs and interrelationships between unobservable inputs
Yield, credit spreads/discount margins
A financial instrument’s yield is the interest rate used to discount future cash flows in a valuation model. An increase in the yield, in isolation, would result in a decrease in a fair value measurement and vice versa. A credit spread/discount margin is the difference between a debt instrument’s yield and a benchmark instrument’s yield. Benchmark instruments have high credit quality ratings, similar maturities and are often government bonds. The credit spread/discount margin therefore represents the discount rate used to determine the present value of future cash flows of an asset to reflect the market return required for uncertainty in the estimated cash flows. The credit spread/discount margin for an instrument forms part of the yield used in a discounted cash flow method.
Funding spread
Funding spreads are credit spreads specific to funding or deposit rates. A decrease in funding spreads, on its own, will increase the fair value of our liabilities, and vice versa.

Default rates
A default rate is the rate at which borrowers fail to make scheduled loan payments. A decrease in the default rate will typically increase the fair value of the loan, and vice versa. This effect will be significantly more pronounced for a non-government guaranteed loan than a government guaranteed loan.
Prepayment rates
A prepayment rate is the rate at which a loan will be repaid in advance of its expected amortization schedule. Prepayments change the future cash flows of a loan. An increase in the prepayment rate in isolation will result in an increase in fair value when the loan interest rate is lower than the current reinvestment rate, and a decrease in the prepayment rate in isolation will result in a decrease in fair value when the loan interest rate is lower than the current reinvestment rate. Prepayment rates are generally negatively correlated with interest rates.
Recovery and loss severity rates
A recovery rate is an estimation of the amount that can be collected in a loan default scenario. The recovery rate is the recovered amount divided by the loan balance due, expressed as a percentage. The inverse concept of recovery is loss severity. Loss severity rate is an estimation of the loan amount not collected when a loan defaults. The loss severity rate is the loss amount divided by the loan balance due, expressed as a percentage. Generally, an increase in the recovery rate or a decrease in the loss severity rate will increase the loan fair value, and vice versa.
Volatility rates
Volatility measures the potential variability of future prices and is often measured as the standard deviation of price movements. Volatility is an input to option pricing models used to value derivatives and issued structured notes. Volatility is used in valuing equity, interest rate, commodity and foreign exchange options. A higher volatility rate means that the underlying price or rate movements are more likely to occur. Higher volatility rates may increase or decrease an option’s fair value depending on the option’s terms. The determination of volatility rates is dependent on various factors, including but not limited to, the underlying’s market price, the strike price and maturity.
Dividend yields
A dividend yield is the underlying equity’s expected dividends expressed as an annual percentage of its price. Dividend yield is used as an input for forward equity price and option models. Higher dividend yields will decrease the forward price, and vice versa. A higher dividend yield will increase or decrease an option’s value, depending on the option’s terms.
Correlation rates
Correlation is the linear relationship between the movements in two different variables. Correlation is an input to the valuation of derivative contracts and issued structured notes when an instrument’s payout is determined by correlated variables. When variables are positively correlated, an increase in one variable will result in an increase in the other variable. When variables are negatively correlated, an increase in one variable will result in a decrease in the other variable. The referenced variables can be within a single asset class or market (equity, interest rate, commodities, credit and foreign exchange) or between variables in different asset classes (equity to foreign exchange, or interest rate to foreign exchange). Changes in correlation will either increase or decrease a financial instrument’s fair value depending on the terms of the instrument.
Interest rates
An interest rate is the percentage amount charged on a principal or notional amount. Increasing interest rates will decrease the discounted cash flow value of a financial instrument, and vice versa.
Consumer Price Index swap rates
A CPI swap rate is expressed as a percentage of an increase in the average price of a basket of consumer goods and services, such as transportation, food and medical care. An increase in the CPI swap rate will cause inflation swap payments to be larger, and vice versa.
EV/EBITDA multiples, P/E multiples, EV/Rev multiples, and liquidity discounts
Private equity valuation inputs include EV/EBITDA multiples, P/E multiples and EV/Rev multiples. These are used to calculate either enterprise value or share value of a company based on a multiple of earnings or revenue estimates. Higher multiples equate to higher fair values for all multiple types, and vice versa. A liquidity discount may be applied when few or no transactions exist to support the valuations.
Credit Enhancement
Credit enhancement is an input to the valuation of securitized transactions and is the amount of loan loss protection for a senior tranche. Credit enhancement is expressed as a percentage of the transaction sizes. An increase in credit enhancement will cause the credit spread to decrease and the tranche fair value to increase, and vice versa.
Interrelationships between unobservable inputs
Unobservable inputs, including the above discount margin, default rate, prepayment rate, and recovery and loss severity rates, may not be independent of each other. For example, the discount margin can be affected by a change in default rate, prepayment rate, or recovery and loss severity rates. Discount margins will generally decrease when default rates decline or when recovery rates increase.

Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$58	$–	$1	$–	$(15)	$–	$–	$44	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	21	(1)	–	1	(3)	12	–	30	–
Equities	1,219	(126)	10	231	(74)	3	(2)	1,261	(47)
	1,300	(127)	11	232	(92)	15	(2)	1,337	(47)
Investment
Mortgage-backed securities	27	–	–	–	–	–	–	27	n.a.
Corporate debt and other debt	153	–	4	–	3	–	–	160	n.a.
Equities	294	–	37	8	(4)	–	–	335	n.a.
	474	–	41	8	(1)	–	–	522	n.a.
Loans	680	92	8	551	(706)	624	(179)	1,070	(15)
Other
Net derivative balances (3)
Interest rate contracts	(585)	(116)	(2)	(31)	4	35	107	(588)	(57)
Foreign exchange contracts	21	(7)	(3)	23	–	(6)	(6)	22	(13)
Other contracts	(195)	(76)	(1)	(174)	44	(88)	189	(301)	(8)
Valuation adjustments	22	–	–	–	18	–	–	40	–
Other assets	77	(7)	2	–	(19)	–	–	53	(7)
	$1,794	$(241)	$56	$609	$(752)	$580	$109	$2,155	$(147)
Liabilities
Deposits
Personal	$(156)	$52	$(3)	$(296)	$30	$(113)	$347	$(139)	$29
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(60)	5	(1)	4	14	–	–	(38)	5
	$(216)	$57	$(4)	$(292)	$44	$(113)	$347	$(177)	$34

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$66	$–	$1	$–	$(9)	$–	$–	$58	$–
Asset-backed securities
Non-CDO securities	110	15	–	–	(123)	–	–	2	3
Corporate debt and other debt	21	1	1	–	(2)	–	–	21	1
Equities	1,148	(76)	2	333	(226)	39	(1)	1,219	(20)
	1,345	(60)	4	333	(360)	39	(1)	1,300	(16)
Investment
Mortgage-backed securities	–	–	–	27	–	–	–	27	n.a.
Corporate debt and other debt	192	(3)	24	–	(60)	–	–	153	n.a.
Equities	237	–	16	5	36	–	–	294	n.a.
	429	(3)	40	32	(24)	–	–	474	n.a.
Loans	551	40	2	830	(481)	55	(317)	680	19
Other
Net derivative balances (3)
Interest rate contracts	(504)	(79)	–	(197)	217	(7)	(15)	(585)	(42)
Foreign exchange contracts	21	12	–	–	(6)	4	(10)	21	32
Other contracts	(84)	131	2	(131)	18	(38)	(93)	(195)	115
Valuation adjustments	1	–	–	–	21	–	–	22	–
Other assets	65	28	–	–	(16)	–	–	77	27
	$1,824	$69	$48	$867	$(631)	$53	$(436)	$1,794	$135
Liabilities
Deposits
Personal	$(390)	$(38)	$–	$(102)	$29	$(214)	$559	$(156)	$–
Business and government	5	–	–	–	–	–	(5)	–	–
Other
Other liabilities	(68)	(16)	(1)	1	24	–	–	(60)	(12)
	$(453)	$(54)	$(1)	$(101)	$53	$(214)	$554	$(216)	$(12)

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $32 million for the year ended October 31, 2020 (October 31, 2019 – gains of $43 million) excluding the translation gains or losses arising on consolidation.

(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at October 31, 2020 included derivative assets of $602 million (October 31, 2019 – $423 million) and derivative liabilities of $1,429 million (October 31, 2019 – $1,160 million).
n.a.	not applicable

Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the year ended October 31, 2020, transfers out of Level 1 to Level 2 included Investment U.S. state, municipal and agencies debt of $1,200 million, Trading U.S. state, municipal and agencies debt of $1,125 million and Obligations related to securities sold short of $804 million. During the year ended October 31, 2019, transfers out of Level 1 to Level 2 included Other contracts, consisting of derivative related assets and derivative related liabilities of $1,996 million and $621 million, respectively and Trading U.S. state, municipal and agencies debt of $1,250 million and Obligations related to securities sold short of $202 million.
During the year ended October 31, 2020, transfers out of Level 2 to Level 1 included Investment U.S. state, municipal and agencies debt of $937 million. During the year ended October 31, 2019, there were no significant transfers out of Level 2 to Level 1.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the year ended October 31, 2020, significant transfers out of Level 2 to Level 3 included:
•	$624 million of Loans, due to changes in the significance of unobservable inputs.
•
$69 million of OTC equity options in Other contracts comprised of $51 million of derivative related assets and $120 million of derivative related liabilities, due to changes in the market observability of inputs.

•	$113 million of Personal deposits, due to changes in the significance of unobservable inputs.
During the year ended October 31, 2019, significant transfers out of Level 2 to Level 3 included $214 million of Personal deposits, due to changes in the significance of unobservable inputs.
During the year ended October 31, 2020, significant transfers out of Level 3 to Level 2 included:
•	$179 million of Loans, due to changes in significance of unobservable inputs.
•	$107 million of Interest rate contracts comprised of $211 million of derivative related assets and $318 million of derivative related liabilities, due to changes in the market observability of inputs.
•
$109 million of OTC equity options in Other contracts comprised of $76 million of derivative related assets and $185 million of derivative related liabilities, due to changes in the market observability of inputs.

•	$347 million of Personal deposits, due to changes in the significance of unobservable inputs.
During the year ended October 31, 2019, significant transfers out of Level 3 to Level 2 included:
•	$317 million of Loans, due to changes in the significance of unobservable inputs.
•
$86 million of OTC equity options in Other contracts comprised of $459 million of derivative related assets and $373 million of derivative related liabilities, due to changes in the market observability of inputs.

•	$559 million of Personal deposits, due to changes in the significance of unobservable inputs.
Positive and negative fair value movements of Level 3 financial instruments from using reasonably possible alternative assumptions
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in practice that all reasonably possible alternative assumptions would simultaneously be realized.

	As at
	October 31, 2020			October 31, 2019

(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$1	$(1)	$58	$1	$(1)
Asset-backed securities	2	–	–	2	–	–
Corporate debt and other debt	30	1	(1)	21	–	–
Equities	1,261	15	(15)	1,219	13	(14)
Investment
Mortgage-backed securities	27	3	(3)	27	1	(1)
Corporate debt and other debt	160	18	(16)	153	15	(13)
Equities	335	28	(28)	294	26	(27)
Loans	1,070	49	(49)	680	9	(12)
Derivatives	602	2	(2)	423	6	(3)
Other assets	53	–	–	77	–	–
	$3,584	$117	$(115)	$2,954	$71	$(71)
Deposits	$(139)	$4	$(4)	$(156)	$4	$(4)
Derivatives	(1,429)	13	(55)	(1,160)	20	(17)
Other
Other liabilities	(38)	–	–	(60)	–	–
	$(1,606)	$17	$(59)	$(1,376)	$24	$(21)
Sensitivity results
As at October 31, 2020, the effects of applying other reasonably possible alternative assumptions to the Level 3 asset positions would be an increase of $117 million and a decrease of $115 million in fair value, of which $49 million and $47 million would be recorded in Other components of equity, respectively. The effects of applying these assumptions to the Level 3 liability positions would result in a decrease of $17 million and an increase of $59 million in fair value.
Level 3 valuation inputs and approaches to developing reasonably possible alternative assumptions
The following is a summary of the unobservable inputs used in the valuation of the Level 3 instruments and our approaches to developing reasonably possible alternative assumptions used to determine sensitivity.

Financial assets or liabilities	Sensitivity methodology
Asset-backed securities, corporate debt, government debt, municipal bonds and loans	Sensitivities are determined based on adjusting, plus or minus one standard deviation, the bid-offer spreads or input prices if a sufficient number of prices is received, adjusting input parameters such as credit spreads or using high and low vendor prices as reasonably possible alternative assumptions.
Private equities, hedge fund investments and related equity derivatives	Sensitivity of direct private equity investments is determined by (i) adjusting the discount rate by 2% when the discounted cash flow method is used to determine fair value, (ii) adjusting the price multiples based on the range of multiples of comparable companies when price-multiples-based models are used, or (iii) using an alternative valuation approach. The private equity fund, hedge fund and related equity derivative NAVs are provided by the fund managers, and as a result, there are no other reasonably possible alternative assumptions for these investments.
Interest rate derivatives	Sensitivities of interest rate and cross currency swaps are derived using plus or minus one standard deviation of the inputs, and an amount representing model and parameter uncertainty, where applicable.
Equity derivatives	Sensitivity of the Level 3 position is determined by shifting the unobservable model inputs by plus or minus one standard deviation of the pricing service market data including volatility, dividends or correlations, as applicable.
Bank funding and deposits	Sensitivities of deposits are calculated by shifting the funding curve by plus or minus certain basis points.
Structured notes	Sensitivities for interest-rate-linked and equity-linked structured notes are derived by adjusting inputs by plus or minus one standard deviation, and for other deposits, by estimating a reasonable move in the funding curve by plus or minus certain basis points.

Fair value for financial instruments that are carried at amortized cost and classified using the fair value hierarchy

	As at October 31, 2020
	Fair value always approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$17,410	$–	$–	$–	$–	$17,410
Amortized cost securities (2)	–	502	58,125	–	58,627	58,627
Assets purchased under reverse repurchase agreements and securities borrowed	37,064	–	11,557	–	11,557	48,621
Loans
Retail	66,151	–	392,093	4,640	396,733	462,884
Wholesale	11,278	–	182,094	5,381	187,475	198,753
	77,429	–	574,187	10,021	584,208	661,637
Other assets	56,484	–	450	131	581	57,065
	188,387	502	644,319	10,152	654,973	843,360
Deposits
Personal	245,777	–	78,500	527	79,027	324,804
Business and government	364,451	–	153,395	655	154,050	518,501
Bank	19,070	–	7,439	9	7,448	26,518
	629,298	–	239,334	1,191	240,525	869,823
Obligations related to assets sold under repurchase agreements and securities loaned	18,309	–	–	–	–	18,309
Other liabilities	56,200	–	1,004	8,515	9,519	65,719
Subordinated debentures	–	–	10,012	59	10,071	10,071
	$703,807	$–	$250,350	$9,765	$260,115	$963,922

	As at October 31, 2019
	Fair value always approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$16,062	$–	$–	$–	$–	$16,062
Amortized cost securities (2)	–	523	44,581	–	45,104	45,104
Assets purchased under reverse repurchase agreements and securities borrowed	48,784	–	12,110	–	12,110	60,894
Loans
Retail	66,647	–	352,717	5,052	357,769	424,416
Wholesale	6,596	–	173,274	4,775	178,049	184,645
	73,243	–	525,991	9,827	535,818	609,061
Other assets	49,761	–	469	145	614	50,375
	187,850	523	583,151	9,972	593,646	781,496
Deposits
Personal	195,583	–	81,179	591	81,770	277,353
Business and government	296,166	–	155,646	724	156,370	452,536
Bank	15,093	–	7,671	9	7,680	22,773
	506,842	–	244,496	1,324	245,820	752,662
Obligations related to assets sold under repurchase agreements and securities loaned	7,974	–	–	–	–	7,974
Other liabilities	50,601	–	445	9,978	10,423	61,024
Subordinated debentures	8	–	9,864	58	9,922	9,930
	$565,425	$–	$254,805	$11,360	$266,165	$831,590

(1)	Certain financial instruments have not been assigned to a level as the carrying amount always approximates their fair values due to their short-term nature (instruments that are receivable or payable on demand, or with original maturity of three months or less) and insignificant credit risk.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.
Fair values of financial assets and liabilities carried at amortized cost and disclosed in the table above are determined using the following valuation techniques and inputs.
Amortized cost securities
Fair values of government bonds, corporate bonds, and ABS are based on quoted prices. Fair values of certain Non-OECD government bonds are based on vendor prices or the discounted cash flow method with yield curves of other countries’ government bonds as inputs. For ABS, where market prices are not available, the fair value is determined using the discounted cash flow method. The inputs to the valuation model generally include market interest rates, spreads and yields derived from comparable securities, prepayment, and LGD.

Assets purchased under reverse repurchase agreements and securities borrowed, and Obligations related to assets sold under repurchase agreements and securities loaned
Valuation methods used for the long-term instruments are described in the Fair value of assets and liabilities measured on a recurring basis and classified using the fair value hierarchy section of this note. The carrying values of short-term instruments generally approximate their fair values.
Loans – Retail
Retail loans include residential mortgages, personal and small business loans and credit cards. For residential mortgages, and personal and small business loans, we segregate the portfolio based on certain attributes such as product type, contractual interest rate, term to maturity and credit scores, if applicable. Fair values of these loans are determined by the discounted cash flow method using applicable inputs such as prevailing interest rates, contractual and posted client rates, client discounts, credit spreads, prepayment rates and loan-to-value ratios. Fair values of credit card receivables are also calculated based on a discounted cash flow method with portfolio yields, write-offs and monthly payment rates as inputs. The carrying values of short-term and variable rate loans generally approximate their fair values.
Loans – Wholesale
Where market prices are available, wholesale loans are valued based on market prices. Otherwise, fair value is determined by the discounted cash flow method using the following inputs: market interest rates and market based spreads of assets with similar credit ratings and terms to maturity, LGD, expected default frequency implied from credit default swap prices, if available, and relevant pricing information such as contractual rate, origination and maturity dates, redemption price, coupon payment frequency and date convention.
Deposits
Deposits are comprised of demand, notice, and term deposits which include senior deposit notes we have issued to provide us with long-term funding. Fair values of term deposits are determined by one of several valuation techniques: (i) for term deposits and similar instruments, we segregate the portfolio based on term to maturity. Fair values of these instruments are determined by the discounted cash flow method using inputs such as client rates for new sales of the corresponding terms; and (ii) for senior deposit notes, we use actual traded prices, vendor prices or the discounted cash flow method using a market interest rate curve and our funding spreads as inputs. The carrying values of demand, notice, and short-term term deposits generally approximate their fair values.
Other assets and Other liabilities
Other assets and Other liabilities include receivables and payables relating to certain commodities. Fair values of the commodity receivables and payables are calculated by the discounted cash flow method using applicable inputs such as market interest rates, counterparties’ credit spreads, our funding spreads, commodity forward prices and spot prices.
Subordinated debentures
Fair values of Subordinated debentures are based on market prices, dealer quotes or vendor prices when available. Where prices cannot be observed, fair value is determined using the discounted cash flow method, with applicable inputs such as market interest rates and credit spreads.